SHARE-BASED COMPENSATION (Details) - USD ($)				6 Months Ended
	Nov. 17, 2024	Jan. 07, 2022	Jan. 16, 2021	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Share options granted				3,136,333	3,424,440
Exercise price (in USD per share)				$ 2.1	$ 1.41
Performance-based options in shares				105,000	442,646
Total amount exercise price				$ 415,043	$ 3,502
Shares issued upon exercise of share options (in shares)				326,933	3,250
Employees | Modification of vesting schedules and conditions of share options
SHARE-BASED COMPENSATION
Share options granted		2,060,308
Incremental fair value		$ 2,337,697
2021 Plan
SHARE-BASED COMPENSATION
Aggregate ordinary shares reserved for issuance			2,994,000
Incremental percent of shares			5.00%
Share options granted				3,136,333	3,424,440
2021 Plan | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)				$ 2.03	$ 1.14
2021 Plan | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)				$ 3.2	$ 1.56
2021 Plan | Employees | Share options
SHARE-BASED COMPENSATION
Unvested shares	2,176,945
2021 Plan | Employees | Time-based options
SHARE-BASED COMPENSATION
Incremental compensation cost to be recognized	$ 2,284,987
2021 Plan | Employees | Time-based options | 2025
SHARE-BASED COMPENSATION
Share options vested (in percentage)	50.00%
2021 Plan | Employees | Time-based options | 2026
SHARE-BASED COMPENSATION
Share options vested (in percentage)	50.00%
2021 Plan | Management personnel
SHARE-BASED COMPENSATION
Share options granted					23,893